S-K 1605, De-SPAC Background and Terms	Oct. 05, 2026
De-SPAC Transactions, Effects [Line Items]
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

Holders of Class A Ordinary Shares (other than the sponsor, founder, director and officer of McKinley) may seek to redeem their shares for cash, regardless of whether they vote for or against, or whether they abstain from voting on, the Business Combination Proposal. Any shareholder holding Class A Ordinary Shares may demand that McKinley redeem such shares for a pro rata portion of the Trust Account (which, for illustrative purposes, was approximately $[    ] per share as of [    ], 2026), calculated as of two business days prior to the Shareholder Meeting. If a holder properly seeks redemption as described in this proxy statement/prospectus and the Business Combination is consummated, McKinley will redeem these shares for a pro rata portion of funds deposited in the Trust Account and the holder will no longer own these shares following the Business Combination. Additional terms and conditions apply. See the section entitled “Shareholder Meeting — Redemption Rights” of this proxy statement/prospectus for additional information.

De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	Appraisal Rights McKinley Shareholders have no appraisal rights in connection with the Business Combination or the Domestication under the Cayman Islands Companies Act or under the DGCL.
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	true